Discontinued Operations - Summary of the Discontinued Operation (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Total revenues	$ 182,342	$ 9,286	$ 183,256	$ 177,718
Cost of goods sold	98,404	5,012	99,748	98,056
Gross profit	83,938	4,274	83,508	79,662
Financial income, net	(1,004)	(51)	(791)	(715)
Foreing exchange gain, net	277	14	(788)	1,792
Income before taxes from discontinued operations	(16,964)	(864)	11,195	(14,455)
Net income from discontinued operations	3,366	172	3,725
Less- amount attributable to non-controlling interest	(391)	(20)	(469)
Accumulated currency translation effect	(7,234)	$ (371)	15,207	$ 16,052
Net income attributable to the equity holders of the parent from discontinued opeartions	1,308		1,265
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Total revenues	24,167		20,524
Cost of goods sold	17,360		12,346
Gross profit	6,807		8,178
Operating expenses	5,750		6,865
Other expenses, net	7		134
Financial income, net	(185)		(64)
Foreing exchange gain, net	(73)		(22)
Income before taxes from discontinued operations	1,308		1,265
Income taxes	466		370
Net income from discontinued operations	842		895
Less- amount attributable to non-controlling interest	391		469
Net income from operations attributable to equity holders of the parent	451		426
Accumulated currency translation effect	(811)		2,830
Gain on sale of subsidiary	3,335
Net income attributable to the equity holders of the parent from discontinued opeartions	$ 2,975		$ 3,256